Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	$ 188,978,000		$ 93,445,000
Liability instruments measured at fair value	67,893,000		102,373,000
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	1,609,575,000		1,968,107,000
Debt held by Dermavant with NovaQuest	150,100,000		89,100,000
Liability instruments measured at fair value	67,893,000		102,373,000
Total liabilities at fair value	217,993,000		191,473,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	1,533,538,000		1,945,045,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	76,037,000		23,062,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt held by Dermavant with NovaQuest	150,100,000		89,100,000
Liability instruments measured at fair value	67,893,000		102,373,000
Total liabilities at fair value	217,993,000		191,473,000
Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	1,420,597,000		1,874,662,000
Money Market Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	1,420,597,000		1,874,662,000
Other Investments [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	11,129,000		8,880,000
Other Investments [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	11,129,000		8,880,000
Montes Archimedes Acquisition Corp.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	26,137,730	$ 49,097,230
Montes Archimedes Acquisition Corp. | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		410,803,411
Derivative warrant liabilities		32,652,100
Total Fair Value	428,246,515	443,455,511
Montes Archimedes Acquisition Corp. | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		16,445,130
Total Fair Value	8,682,210	16,445,130
Montes Archimedes Acquisition Corp. | Fair Value, Recurring [Member] | Public Warrants | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	17,455,520	32,652,100
Montes Archimedes Acquisition Corp. | Fair Value, Recurring [Member] | Private Warrants | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	8,682,210	16,445,130
Montes Archimedes Acquisition Corp. | U.S. Treasury Securities maturing on April 8, 2021 | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	410,790,002	410,803,122
Montes Archimedes Acquisition Corp. | Cash | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	994	$ 289
Sio Gene Therapies Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	48,500,000		45,300,000
Sio Gene Therapies Inc [Member] | Common Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	48,487,000		45,329,000
Sio Gene Therapies Inc [Member] | Common Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	48,487,000		45,329,000
Arbutus Biopharma Corporation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	129,400,000		39,200,000
Arbutus Biopharma Corporation [Member] | Common Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	53,325,000		16,174,000
Arbutus Biopharma Corporation [Member] | Common Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	53,325,000		16,174,000
Arbutus Biopharma Corporation [Member] | Convertible Preferred Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	76,037,000		23,062,000
Arbutus Biopharma Corporation [Member] | Convertible Preferred Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	$ 76,037,000		$ 23,062,000